Plant and equipment, net	12 Months Ended
Dec. 31, 2023
Plant and equipment, net
Plant and equipment, net

7 Plant and equipment, net

	As of December 31,
	2022	2023	2023
	S$	S$	US$

Furniture and fittings	22,496	22,496	17,051
Machinery	142,419	142,419	107,950
Office equipment and computers	205,323	258,555	195,979
Renovation	49,406	49,406	37,449
Total	419,644	472,876	358,429
Less: Accumulated depreciation	(393,002)	(425,348)	(322,404)
Net book value	26,642	47,528	36,025